EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents basic and diluted earnings (loss) per share for each of the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$177,527	$168,230	$37,561
Less: Net income attributable to noncontrolling interests	(31,646)	(25,287)	(24,212)
Income from continuing operations attributable to Dole plc	145,881	142,943	13,349
Loss from discontinued operations, net of income taxes	(21,818)	(56,447)	(20,568)
Net income (loss) attributable to Dole plc	$124,063	$86,496	$(7,219)

Weighted average number of shares outstanding:
Weighted average number of shares – basic	94,917	94,886	72,190
Effect of share awards with a dilutive effect	201	28	194
Weighted average number of shares – diluted	95,118	94,914	72,384

Income (loss) per share:
Basic:
Continuing operations	$1.54	$1.51	$0.18
Discontinued operations	(0.23)	(0.60)	(0.28)
Net income (loss) per share attributable to Dole plc	$1.31	$0.91	$(0.10)
Diluted:
Continuing operations	$1.53	$1.51	$0.18
Discontinued operations	(0.23)	(0.60)	(0.28)
Net income (loss) per share attributable to Dole plc	$1.30	$0.91	$(0.10)